CHANGES IN SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
CHANGES IN SIGNIFICANT ACCOUNTING POLICIES
CHANGES IN SIGNIFICANT ACCOUNTING POLICIES

4.           CHANGES IN SIGNIFICANT ACCOUNTING POLICIES

Effective January 1, 2020, the Company adopted amendments to IFRS 3, which amended the definition of a business. This amended definition requires a business to include an input and a substantive process that together significantly contribute to the ability to create outputs. The definition of ‘outputs’ was amended to focus on goods and services provided to customers, generating investment income and other income, and it excludes returns in the form of lower costs and economic benefits. See Note 3viii for details of the accounting policy. These amendments were applied to the acquisitions of the Chulbatkan license and 70% interest in the Peak project. See Note 6.